Related party transactions (Details Textual)	1 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2014
Related Party Transaction [Line Items]
Payment of Related party					$ 454,845
Receivable with Imputed Interest, Face Amount			$ 10,000,000
Disbursement of loan to related party			(6,247,432)	$ (3,628,415)	0
Due from Related Parties			$ 596,575	0
USD [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%
RMB [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction						$ 924,757
LU And Co [Member]
Related Party Transaction [Line Items]
Payments for Fees					10,675
LU And Co [Member] | Technology Service [Member]
Related Party Transaction [Line Items]
Cost of Goods and Services Sold | ¥		¥ 15,000
Account payable - IS seafood [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party			$ 495,276	2,656	22,810
URBN Hotels [Member]
Related Party Transaction [Line Items]
Due from Related Parties			2,605	0
URBN Hotels [Member] | Sale Of Goods [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			2,577	3,949	2,820
Jia He Hotel [Member] | Sale Of Goods [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			7,937	4,874	2,513
Cachet Hotel [Member] | Sale Of Goods [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			0	$ 619	$ 1,307
Seafood [Member] | Purchase Of Goods And Services [Member]
Related Party Transaction [Line Items]
Due from Related Parties			$ 596,575
Ryecor China Investment Limited [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.00%
Payments For Loan Guarantee Obligations	$ 3,024,933